UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4748
Dreyfus Premier Fixed Income Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Bond Fund
January 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--119.0%	Rate (%)	Date	Amount ($)	Value ($)

Agricultural--.4%
Altria Group,
Sr. Unscd. Debs.	7.75	1/15/27	2,000,000 a	2,574,398
Asset-Backed Ctfs./Auto Receivables--2.2%
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	2,980,000 b	2,766,453
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 b	1,102,062
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	708,000 b	645,994
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,999,422
Ford Credit Auto Owner Trust,
Ser 2005-C, Cl. C	4.72	2/15/11	770,000	782,082
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,700,000 b	1,556,944
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	900,000 b	838,146
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	125,974	125,946
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4	2.81	8/22/11	171,475	171,424
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,590,118

				12,578,591
Asset-Backed Ctfs./Credit Cards--5.2%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	4.63	1/15/13	2,350,000 b,c	2,205,701
Bank One Issuance Trust,
Ser. 2003-C4, Cl. C4	4.74	2/15/11	3,500,000 c	3,499,733
Bank One Issuance Trust,
Ser. 2004-C1, Cl. C1	5.27	11/15/11	6,495,000 c	6,331,697
Citibank Credit Card Issuance
Trust, Ser. 2003-C1, Cl. C1	5.75	4/7/10	6,845,000 c	6,863,974
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	11,322,000	11,020,896
				29,922,001
Asset-Backed Ctfs./Home Equity Loans--2.3%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,550,000 c	2,327,130
Centex Home Equity,
Ser. 2006-A, Cl. AV1	3.43	6/25/36	130,707 c	130,323
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	4,126 c	4,118
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,350,000 c	2,330,575
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	1,715,000 c	1,636,528
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	955,000 c	912,730

Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000 c	1,924,219
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	3.86	2/25/35	2,105,000 c	1,915,519
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	3.93	2/25/35	600,000 c	506,828
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	3.85	10/25/35	555,000 c	402,408
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	933,845 c	656,167
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	3.49	3/25/36	229,919 c	219,766
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,400,000 c	700,000
				13,666,311
Asset-Backed Ctfs./Manufactured Housing--.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,640,280	1,715,277
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,531,283
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	987,226
				4,233,786
Automobile Manufacturers--.6%
Daimler Finance North America,
Gtd. Notes, Ser. E	5.44	10/31/08	3,745,000 c	3,739,042
Automotive, Trucks & Parts--.4%
ERAC USA Finance,
Notes	3.50	4/30/09	965,000 b,c	961,096
ERAC USA Finance,
Notes	7.95	12/15/09	1,095,000 b	1,165,523
Goodyear Tire & Rubber,
Gtd. Notes	8.66	12/1/09	380,000 c	380,950
				2,507,569
Banks--7.6%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	3,205,000 c	2,602,428
Capital One Financial,
Sr. Unsub. Notes	5.43	9/10/09	2,500,000 c	2,332,525
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,710,000	1,615,950
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,530,000	1,499,333
Colonial Bank,
Sub. Notes	8.00	3/15/09	540,000	557,798
ICICI Bank,
Bonds	4.92	1/12/10	850,000 b,c	839,422
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 b,c	3,317,840
Islandsbanki,
Notes	4.42	10/15/08	1,245,000 b,c	1,246,087
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	1,155,000 a	1,181,192
Landsbanki Islands,
Sr. Notes	5.73	8/25/09	3,225,000 b,c	3,223,252
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	5.40	12/4/12	2,650,000 c	2,562,622
Marshall & Ilsley,

Sr. Unscd. Notes	5.63	8/17/09	2,945,000	3,009,531
Northern Rock,
Sub. Notes	5.60	4/29/49	350,000 b,c	210,245
Northern Rock,
Sub. Notes	6.59	6/29/49	1,175,000 a,b,c	706,050
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	1,850,000 b,c	1,853,694
Sovereign Bancorp,
Sr. Unscd. Notes	5.11	3/23/10	1,850,000 c	1,770,539
Sovereign Bancorp,
Sr. Notes	5.40	3/1/09	2,965,000 c	2,883,012
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	3,125,000 c	2,661,688
USB Capital IX,
Gtd. Notes	6.19	4/15/49	6,410,000 c	5,099,411
Wells Fargo Bank,
Sub. Notes	7.55	6/21/10	1,870,000	2,028,999
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,583,305
				43,784,923
Building & Construction--.9%
American Standard,
Gtd. Notes	7.38	2/1/08	2,115,000	2,115,000
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,870,000	1,711,050
Masco,
Sr. Unscd. Notes	5.43	3/12/10	1,620,000 c	1,552,733
				5,378,783
Chemicals--.2%
RPM International,
Sr. Unscd. Notes	4.45	10/15/09	1,415,000	1,423,745
Commercial & Professional Services--.7%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	2,735,000	2,718,177
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,440,000 b	1,419,427
				4,137,604
Commercial Mortgage Pass-Through Ctfs.--5.9%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	3.66	1/25/37	2,180,471 b,c	2,105,669
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	3.78	11/25/35	1,983,151 b,c	1,811,489
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.96	12/25/33	621,798 b,c	610,764
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	4.02	4/25/36	402,401 b,c	340,955
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	4.03	1/25/36	854,627 b,c	698,521
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	4.58	4/25/34	249,702 b,c	252,250
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	6.08	7/25/36	322,288 b,c	219,156
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	6.33	4/25/36	494,108 b,c	342,971
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	6.38	11/25/35	488,117 b,c	341,682
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,550,000	1,540,152

Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2		4.56	2/13/42	1,900,000 c	1,888,783
Capco America Securitization,
Ser. 1998-D7, Cl. A1B		6.26	10/15/30	708,180	712,465
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1		4.43	5/15/23	3,119,322 b,c	3,023,697
Crown Castle Towers,
Ser. 2005-1A, Cl. D		5.61	6/15/35	1,815,000 b	1,812,768
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	960,000 b	947,146
Global Signal Trust,
Ser. 2006-1, Cl. D		6.05	2/15/36	2,275,000 b	2,272,657
Global Signal Trust,
Ser. 2006-1, Cl. E		6.50	2/15/36	550,000 b	533,401
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2		4.22	4/10/40	1,475,000	1,467,325
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F		5.02	3/6/20	2,770,000 b,c	2,594,489
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G		5.06	3/6/20	1,545,000 b,c	1,485,156
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K		5.59	3/6/20	995,000 b,c	914,797
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L		5.84	3/6/20	3,335,000 b,c	3,134,900
Nationslink Funding,
Ser. 1998-2, Cl. A2		6.48	8/20/30	872,993	873,828
SBA CMBS Trust,
Ser. 2006-1A, Cl. D		5.85	11/15/36	890,000 b	849,594
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A		3.83	1/25/35	3,304,333 b	3,254,044
					34,028,659
Diversified Financial Services--12.2%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	1,590,000 c	1,566,374
Amvescap,
Gtd. Notes		5.63	4/17/12	3,165,000	3,203,581
Block Financial,
Gtd. Notes		7.88	1/15/13	1,500,000	1,516,668
Capmark Financial Group,
Gtd. Notes		5.88	5/10/12	4,095,000 b	2,998,482
CIT Group,
Sr. Notes		5.02	8/15/08	2,820,000 c	2,730,623
Citigroup Capital XXI,
Gtd. Bonds		8.30	12/21/77	3,095,000 c	3,346,215
FCE Bank,
Notes	EUR	5.77	9/30/09	2,155,000 c,d	2,889,207
Ford Motor Credit,
Sr. Notes		5.80	1/12/09	2,675,000	2,602,454
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	1,620,000 b,c	1,640,258

Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	1,825,000 c	1,413,395
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,800,000	2,755,617
HSBC Finance,
Sr. Notes	5.34	9/14/12	4,195,000 a,c	3,971,725
Janus Capital Group,
Notes	6.25	6/15/12	2,125,000	2,230,423
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,050,000	1,151,282
Kaupthing Bank,
Sr. Notes	4.96	1/15/10	2,960,000 b,c	2,734,706
Lehman Brothers Holdings,
Sub. Notes	6.88	7/17/37	3,085,000	3,010,895
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,520,000	1,478,200
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	1,300,000	1,353,118
Merrill Lynch & Co.,
Notes, Ser. C	4.25	2/8/10	4,522,000	4,486,557
Merrill Lynch & Co.,
Notes, Ser. C	5.10	2/5/10	887,000 c	859,240
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,840,000	1,916,608
Merrill Lynch & Co.,
Sub. Notes	6.11	1/29/37	3,000,000	2,612,394
Morgan Stanley,
Notes	3.88	1/15/09	5,160,000	5,161,806
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	505,000	522,952
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	710,000	756,196
SB Treasury,
Jr. Sub. Bonds	9.40	12/29/49	3,330,000 b,c	3,395,604
SLM,
Unscd. Notes, Ser. A	3.47	7/27/09	3,105,000 c	2,882,558
SLM,
Unscd. Notes, Ser. A	4.50	7/26/10	1,350,000	1,243,713
Tokai Preferred Capital,
Bonds	9.98	12/29/49	3,115,000 b,c	3,164,690
Windsor Financing,
Scd. Notes	5.88	7/15/17	759,912 b	822,467
				70,418,008
Electric Utilities--3.5%
AES,
Sr. Unsub. Notes	8.88	2/15/11	950,000 a	990,375
AES,
Sr. Notes	9.38	9/15/10	460,000 a	483,000
Cinergy,
Debs.	6.53	12/16/08	1,405,000	1,434,296
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.05	11/14/08	1,725,000 c	1,713,737
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	3,700,000 a,b	3,831,831
FirstEnergy,
Unsub. Notes, Ser. B	6.45	11/15/11	3,530,000	3,730,984
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,345,000	1,402,288
Niagara Mohawk Power,

Sr. Unscd. Notes, Ser. G		7.75	10/1/08	1,395,000	1,427,105
NiSource Finance,
Gtd. Notes		5.59	11/23/09	2,030,000 c	1,981,286
Nisource Finance,
Sr. Unscd. Notes		6.40	3/15/18	735,000	752,181
Ohio Power,
Unscd. Notes		4.83	4/5/10	1,605,000 c	1,582,100
Pepco Holdings,
Sr. Unscd. Notes		5.75	6/1/10	1,180,000 c	1,178,894
					20,508,077
Environmental Control--.7%
Allied Waste North America,
Sr. Scd. Notes, Ser. B		5.75	2/15/11	155,000	150,350
Oakmont Asset Trust,
Notes		4.51	12/22/08	1,630,000 b	1,644,523
Waste Management,
Sr. Unsub. Notes		6.50	11/15/08	1,280,000	1,308,773
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	1,150,000	1,213,804
					4,317,450
Food & Beverages--.5%
H.J. Heinz,
Notes		6.43	12/1/20	2,250,000 b	2,312,903
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	855,000	871,182
					3,184,085
Foreign/Governmental--4.4%
Arab Republic of Egypt,
Unsub. Notes	EGP	8.75	7/18/12	10,360,000 b,d	1,929,393
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.33	6/16/08	2,655,000 c	2,666,947
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	3,980,000 a,d	2,439,391
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	35,640,000 d	3,470,565
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	30,290,000 d	2,968,785
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	12,840,000 d	1,484,892
Republic of Argentina,
Bonds		3.00	4/30/13	3,675,000 c	2,363,944
Republic of Argentina,
Bonds		5.39	8/3/12	7,540,000 c	4,160,195
Russian Federation,
Unsub. Bonds		8.25	3/31/10	4,205,741 b	4,410,771
					25,894,883
Health Care--.7%
HCA,
Sr. Unscd. Notes		6.75	7/15/13	1,440,000	1,299,600
HCA,
Sr. Unscd. Notes		7.88	2/1/11	1,470,000	1,451,625
HCA,
Sr. Unscd. Notes		8.75	9/1/10	1,470,000	1,481,025
					4,232,250
Lodging & Entertainment--.6%
MGM Mirage,
Gtd. Notes		8.50	9/15/10	2,055,000	2,147,475
Mohegan Tribal Gaming Authority,

Sr. Unscd. Notes	6.13	2/15/13	1,355,000	1,277,087
				3,424,562
Machinery--.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	780,000	781,950
Terex,
Gtd. Notes	7.38	1/15/14	815,000	808,887
				1,590,837
Manufacturing--.1%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	650,000	618,879
Media--2.3%
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	2,300,000	2,132,675
Comcast,
Gtd. Notes	4.68	7/14/09	5,235,000 c	5,129,661
Comcast,
Gtd. Notes	6.30	11/15/17	1,550,000	1,599,929
News America,
Gtd. Notes	6.15	3/1/37	2,975,000	2,875,632
Pacific Life Global Funding,
Notes	3.75	1/15/09	1,613,000 b	1,614,308
				13,352,205
Oil & Gas--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.39	9/15/09	4,370,000 c	4,272,182
BJ Services,
Sr. Unscd. Notes	5.29	6/1/08	6,750,000 c	6,761,360
				11,033,542
Property & Casualty Insurance--2.6%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,750,000	1,757,826
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	3,350,000	3,379,172
Hanover Insurance,
Debs.	7.63	10/15/25	910,000	862,225
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	1,190,000	1,200,973
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,410,000 b	1,078,650
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,900,000	3,695,250
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 b	1,950,213
Phoenix,
Sr. Unscd. Notes	6.68	2/16/08	1,025,000	1,025,788
				14,950,097
Real Estate Investment Trusts--3.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	1,120,000	1,058,144
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,505,000	1,454,835
ERP Operating,
Notes	4.75	6/15/09	1,000,000	993,608
ERP Operating,
Notes	5.13	3/15/16	1,125,000 a	1,024,548
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	825,000	815,209
Federal Realty Investment Trust,

Notes	6.00	7/15/12	760,000	780,862
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,800,000	3,442,374
HRPT Properties Trust,
Sr. Unscd. Notes	5.59	3/16/11	1,788,000 c	1,730,419
Istar Financial,
Sr. Unscd. Notes	5.50	3/9/10	3,435,000 c	3,059,737
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,385,000	2,394,807
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	2,300,000	2,361,875
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	824,014
Regency Centers,
Gtd. Notes	5.25	8/1/15	2,000,000	1,932,820
Simon Property Group,
Notes	4.88	8/15/10	1,180,000	1,176,192
				23,049,444
Residential Mortgage Pass-Through Ctfs.--4.7%
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.86	10/25/32	325,579 c	244,006
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	3,245,034	3,288,549
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	4.13	2/25/36	1,715,760 c	1,212,984
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	4.88	2/25/36	1,401,204 c	932,167
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.73	5/25/36	940,538 c	881,535
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.04	6/25/36	498,822 c	442,098
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.13	9/25/36	1,433,327 c	1,393,938
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	1,000,000 c	951,462
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	996,429 c	989,447
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	890,000 c	850,998
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000 c	2,312,893
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000 c	1,545,825
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	3,237 b,c	3,223
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	4,525,000 c	4,573,527
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	5,518,820 c	5,570,138
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	2,500,000	2,523,488
				27,716,278
Retail--.5%
CVS Caremark,

Sr. Unscd. Notes	5.44	6/1/10	1,155,000 c	1,129,064
Home Depot,
Sr. Unscd. Notes	5.12	12/16/09	1,015,000 c	993,675
May Department Stores,
Gtd. Notes	5.95	11/1/08	1,035,000	1,045,374
				3,168,113
Specialty Steel--.2%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	1,180,000 b	1,182,950
State/Territory Gen Oblg--2.3%
California
GO (Insured; AMBAC)	3.50	10/1/27	550,000	460,119
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.05	6/1/34	1,500,000 c	1,422,120
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	5,505,000	5,353,392
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	2,420,000	2,299,024
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,965,000	3,885,185
				13,419,840
Telecommunications--4.6%
America Movil,
Gtd. Notes	4.96	6/27/08	565,000 c	562,175
AT & T,
Sr. Unscd. Notes	3.16	5/15/08	3,700,000 c	3,698,927
AT & T,
Sr. Unscd. Notes	4.98	2/5/10	2,930,000 c	2,906,033
France Telecom,
Sr. Unsub. Notes	7.75	3/1/11	1,090,000	1,187,859
Intelsat Bermuda,
Sr. Unscd. Notes	11.25	6/15/16	705,000	708,525
Intelsat,
Sr. Unscd. Notes	5.25	11/1/08	1,985,000	1,980,037
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	700,000 a	532,000
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	1,365,000	1,378,650
Qwest,
Sr. Notes	7.88	9/1/11	1,965,000	2,036,231
Qwest,
Sr. Notes	8.24	6/15/13	1,600,000 c	1,568,000
Sprint Capital,
Gtd. Notes	6.88	11/15/28	1,340,000	1,127,086
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	3,205,000	3,333,678
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	1,510,000	1,514,006
Time Warner,
Gtd. Notes	5.88	11/15/16	4,630,000	4,562,272
				27,095,479
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	1,370,000	1,437,363
Transportation--.3%

Ryder System,
Notes	3.50	3/15/09	1,980,000	1,985,093
U.S. Government Agencies/Mortgage-Backed--40.7%
Federal Home Loan Mortgage Corp.:
5.00%, 12/1/20			895,453	907,582
5.50%			7,305,000 e	7,475,068
5.50%, 11/1/22 - 4/1/37			21,359,477	21,764,591
6.00%, 7/1/37 - 11/1/37			10,799,164	11,075,460
6.50%, 3/1/32			775,202	810,026
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,			4,000,000 f	386,230
Cl. GM, 5.00%, 3/15/26
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2731,			4,367,209 f	375,845
Cl. PY, 5.00%, 5/15/26
Federal National Mortgage Association:
5.00%			15,390,000 e	15,579,974
6.00%			91,725,000 e	94,204,853
6.50%			12,970,000 e	13,442,186
5.00%, 12/1/17 - 3/1/21			1,420,675	1,442,586
5.50%, 9/1/22 - 1/1/37			20,756,823	21,068,899
6.00%, 6/1/22 - 11/1/37			7,805,520	8,018,743
6.50%, 11/1/08 - 11/1/37			8,675,921	9,009,707
7.00%, 9/1/14			61,024	63,823
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			4,257,792	4,383,974
Government National Mortgage Association I
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			505,275	500,436
Ser. 2007-46, Cl. A, 3.14%,
11/16/29			1,249,904	1,244,024
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			1,694,294	1,698,647
Ser. 2005-79, Cl. A, 4.00%,
10/16/33			1,763,759	1,773,201
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			1,600,046	1,608,119
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			2,354,153	2,366,379
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			2,174,222	2,183,052
Ser. 2007-52, Cl. A, 4.05%,
10/16/25			1,909,948	1,922,311
Ser. 2005-67, Cl. A, 4.22%,
6/16/21			1,101,023	1,105,206
Ser. 2005-59, Cl. A, 4.39%,
5/16/23			1,762,714	1,778,771
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			4,645,959	4,691,834
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			5,535,000	5,631,606
Government National Mortgage Association II:
5.63%, 7/20/30			298,429 c	300,586
6.38%, 4/20/30			222,175 c	227,045

		237,040,764
U.S. Government Securities--4.7%
U.S. Treasury Notes:
3.63%, 12/31/12	17,205,000 g	17,851,547
4.50%, 4/30/12	3,440,000 a	3,690,745
4.63%, 11/15/16	5,590,000 a	6,032,834
		27,575,126
Total Bonds and Notes
(cost $706,661,009)		695,170,737

Preferred Stocks--.6%	Shares	Value ($)

Diversified Financial Services--.4%
AES Trust VII,
Conv., Cum. $3.00	50,950	2,547,500
Manufacturing--.2%
CIT Group
Conv., Cum. $0.613542	56,300	1,180,048
Total Preferred Stocks
(cost $3,939,015)		3,727,548
	Face Amount
	Covered by
Options--.4%	Contracts ($)	Value ($)

Call Options--.4%
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 2.50	47,500,000	174,714
3-Month USD Libor-BBA,
Swaption	5,770,000	241,763
6-Month USD Libor-BBA,
Swaption	23,220,000	1,872,763
		2,289,240
Put Options--.0%
U.S. Treasury Bonds
February 2008 @ 117	7,400,000	49,719
Total Options
(cost $2,238,818)		2,338,959
	Principal
Short-Term Investments--3.2%	Amount ($)	Value ($)

U.S. Government Agencies--2.3%
Federal National Mortgage
Association, Discount Notes, 3.60%, 3/12/08	13,550,000	13,495,800
U.S. Treasury Bills--.9%
2.89%, 3/27/08	5,384,000 h	5,369,754
Total Short-Term Investments
(cost $18,856,012)		18,865,554

Other Investment--1.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,226,000)	9,226,000 [i]	9,226,000

Investment of Cash Collateral for
Securities Loaned--4.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,798,242)	23,798,242 [i]	23,798,242

Total Investments (cost $764,719,096)	128.9%	753,127,040
Liabilities, Less Cash and Receivables	(28.9%)	(168,896,526)
Net Assets	100.0%	584,230,514

a	All or a portion of these securities are on loan. At January 31, 2008, the total market value of the fund's securities on loan is $23,185,764 and the total market value of the collateral held by the fund is $23,798,242.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $86,319,014 or 14.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EGP--Egyptian Real
EUR--Euro
MXN--Mexican Peso
e	Purchased on a forward commitment basis.
f	Notional face amount shown.
g	Purchased on a delayed delivery basis.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
Euro-Bobl	208	34,217,299	March 2008	166,395
U.S. Treasury 5 Year Notes	621	70,173,000	March 2008	460,156
U.S. Treasury 10 Year Notes	491	57,308,906	March 2008	1,861,899
Financial Futures Short
U.S. Treasury 2 Year Notes	240	(51,172,500)	March 2008	(486,656)
U.S. Treasury 30 year Bonds	13	(1,551,063)	March 2008	(57,688)
				1,944,106

STATEMENT OF OPTIONS WRITTEN
January 31, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
U.S. Treasury 10 Year Notes
February 2008 @ 116.50	20,000,000	(231,250)
Put Options
U.S. Treasury 10 Year Notes	20,000,000	(187,500)
February 2008 @ 116.50		(418,750)
(Premiums received $411,232)

At January 31, 2008, the fund held the following forward foreign currency exchange contracts:

Forward Currency	Foreign
Exchange Contracts	Currency Amount	Cost ($)	Value ($)

Purchases:
Russian Ruble, expiring 3/19/2008	36,550,000	1,476,648	1,494,294
Saudi Arabia Riyal, expiring 3/25/2008	6,150,000	1,648,352	1,642,804
Saudi Arabia Riyal, expiring 3/25/2008	4,060,000	1,088,180	1,084,517
Saudi Arabia Riyal, expiring 3/25/2008	660,000	177,419	176,301

Sales:
Euro, expiring 3/19/2008	1,230,000	1,816,464	1,827,411
Euro, expiring 3/19/2008	460,000	663,136	683,422
Mexican New Peso, expiring 3/19/2008	31,880,000	2,898,182	2,932,411

Total

Unrealized
Appreciation/
(Depreciation)
at 1/31/2008 ($)

17,646
(5,548)
(3,663)
(1,118)
7,317

(10,947)
(20,286)
(34,229)
(65,462)

(58,145)

At January 31, 2008, the fund held the following open swap agreements:

Credit Default Swaps	Reference
Counterparty	Entity	Fixed Rate

Citibank	Altria Group, 7%, 11/4/2013	(0.27)
Leheman Brothers	Auto Receivables Asset Backed Securities, 2007-1, BBB Index	1.50
Leheman Brothers	Auto Receivables Asset Backed Securities, 2007-1, BBB Index	1.50
Goldman, Sachs & Co.	Autozone, 5.875%, 10/15/2012	(0.62)
Barclays	Block Financial, 5.125%, 10/30/2014	(1.95)
JP Morgan	Block Financial, 5.125%, 10/30/2014	(2.25)
JP Morgan	Block Financial, 5.125%, 10/30/2014	(2.80)
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	(2.33)
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	(1.95)
Deutsche Bank	Capital One Financial, 6.25%, 11/15/2013	(4.45)
Deutsche Bank	Capital One Financial, 6.25%, 11/15/2013	(4.45)
Deutsche Bank	Capital One Financial, 6.25%, 11/15/2013	(4.40)
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	(4.65)
JP Morgan	Capital One Financial, 6.25%, 11/15/2013	(2.35)
JP Morgan	Capital One Financial, 6.25%, 11/15/2013	(2.75)
Citibank	Century Tel, 7.875%, 8/15/2012	(1.16)
Morgan Stanley	Century Tel, 7.875%, 8/15/2012	(1.15)
Goldman, Sachs & Co.	CSX, 5.3%, 2/15/2014	(0.66)
JP Morgan	CSX, 5.3%, 2/15/2014	(0.65)
Merrill Lynch	CSX, 5.3%, 2/15/2014	(0.69)
Goldman, Sachs & Co.	Dow Chemical, 6%, 10/1/2012	(0.56)
Barclays	Dow Jones CDX.NA.IG.9 Index	(0.60)
Goldman, Sachs & Co.	Dow Jones CDX.NA.IG.9 Index	(0.80)
Morgan Stanley	Eastman Chemical, 7.6%, 2/1/2027	(0.50)
Citibank	FedEx, 7.25%, 2/15/2011	(0.55)
Citibank	FedEx, 7.25%, 2/15/2011	(0.60)
JP Morgan	FedEx, 7.25%, 2/15/2011	(0.54)
Leheman Brothers	First Data, 4.7%, 8/1/2013	2.90
Merrill Lynch	Freeport-McMoran C & G, 10.125%, 2/1/2010	0.92
JP Morgan	Global Structured Tranche 0-3%	-
Morgan Stanley	Global Structured Tranche 0-3%	-
UBS AG	Global Structured Tranche 0-3%	-
Deutsche Bank	Goldman, Sachs & Co., 6.6%, 1/15/2012	(0.69)
Deutsche Bank	HSBC Finance, 7%, 5/15/2012	(1.11)
Goldman, Sachs & Co.	Humana, 6.3%, 8/1/2018	0.58
Deutsche Bank	Kohls, 6.3%, 3/1/2011	(1.60)
Goldman, Sachs & Co.	Kohls, 6.3%, 3/1/2011	(1.68)
JP Morgan	Kohls, 6.3%, 3/1/2011	(1.55)
Morgan Stanley	Kohls, 6.3%, 3/1/2011	(1.62)
Leheman Brothers	Liberty Mutual Insurance Company, 7.875%, 10/15/2026	(0.35)
JP Morgan	Motorola, 6.5%, 9/1/2025	(0.99)
Citibank	Northern Tobacco, 5%, 6/1/2046	1.35
Deutsche Bank	Republic of Panama, 8.875%, 9/30/2027	(1.57)
Barclays	Republic of the Philippines, 10.625%, 3/16/2025	(2.56)
Barclays	Republic of Turkey, 11.875%, 1/15/2030	(2.82)
Deutsche Bank	Republic of Venezuela, 9.25%, 9/15/2027	4.45

UBS AG	Republic of Venezuela, 9.25%, 9/15/2027	(2.33)
JP Morgan	Rite Aid, 7.7%, 2/15/2027	3.55
Leheman Brothers	Rite Aid, 7.7%, 2/15/2027	4.55
Leheman Brothers	Rite Aid, 7.7%, 2/15/2027	4.85
Citibank	Southern California Tobacco, 5%, 6/1/2037	1.35
Barclays	Standish Structured Tranched Portfolio 0-3%	13.40
Citibank	TJX Cos., 7.45%, 12/15/2009	(0.78)
Morgan Stanley	TJX Cos., 7.45%, 12/15/2009	(0.82)
Deutsche Bank	Verizon Communications, 4.9%, 9/15/2015	(0.45)
Morgan Stanley	Verizon Communications, 4.9%, 9/15/2015	(0.41)
Deutsche Bank	Wachovia, 3.625%, 2/17/2009	1.00

Total

		Unrealized
		Appreciation/
Expiration	Notational	(Depreciation)
Date	Amount	at 1/31/2008 ($)

12/20/2011	12,500,000	141,845
2/15/2014	3,590,000	(481,820)
2/15/2014	2,200,000	(301,702)
6/20/2012	5,940,000	115,028
9/20/2014	3,000,000	151,818
12/20/2012	640,000	19,439
12/20/2012	570,000	4,128
12/20/2012	1,960,000	53,347
9/20/2014	1,550,000	78,439
3/20/2013	630,000	(20,557)
3/20/2013	1,400,000	(45,509)
3/20/2013	2,570,000	(78,130)
3/20/2013	1,960,000	(80,473)
12/20/2012	2,420,000	120,736
12/20/2012	890,000	29,621
9/20/2015	2,979,000	(20,221)
9/20/2015	866,000	(5,312)
12/20/2012	2,320,000	20,025
12/20/2012	1,200,000	10,909
12/20/2012	2,255,000	16,356
3/20/2013	1,430,000	2,134
12/20/2012	17,660,000	396,546
12/20/2017	8,780,000	223,996
12/20/2012	5,810,000	28,003
12/20/2012	3,230,000	43,067
12/20/2012	1,615,000	17,820
12/20/2012	930,000	12,827
12/20/2009	785,000	(30,472)
6/20/2010	1,585,000	(15,824)
9/20/2013	5,690,000	(658,008)
9/20/2013	2,060,000	(145,586)
9/20/2013	3,950,000	(446,283)
3/20/2013	3,965,000	25,025
3/20/2013	3,965,000	64,515
3/20/2013	2,850,000	17,054
3/20/2013	710,000	(14,620)
3/20/2013	590,000	(14,325)
3/20/2013	610,000	(11,137)
3/20/2013	990,000	(21,309)
12/20/2014	8,690,000	92,982
3/20/2013	2,950,000	80,139
12/20/2011	6,250,000	(276,978)
9/20/2017	2,820,000	99,138
9/20/2017	2,760,000	(20,299)
9/20/2017	2,760,000	(49,887)
8/20/2012	7,750,000	131,935

11/20/2016	2,650,000	399,571
9/20/2010	1,300,000	(247,583)
9/20/2010	725,000	(122,449)
9/20/2010	725,000	(117,761)
12/20/2011	6,250,000	(276,978)
6/20/2012	610,000	(342,597)
3/20/2013	2,250,000	(9,206)
3/20/2013	650,000	(3,874)
12/20/2017	120,000	1,309
3/20/2018	2,850,000	42,771
3/20/2013	7,930,000	(44,692)

		(1,463,069)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds
By:	/s/ J. David Officer
J. David Officer
President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 26, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 26, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)